Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accrued Expenses
Accrued voyage expenses	$ 2,052	$ 2,643
Accrued loan interest	8,286	10,468
Accrued legal and professional fees	3,740	1,226
Total accrued expenses	$ 14,078	$ 14,337